Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 1,900	$ 1,696
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	967	1,334
Depreciation, amortization and accretion	817	804
Deferred income taxes	64	303
Funding of mortgage loans held for sale	(39,673)	(52,485)
Proceeds from sales of mortgage loans held for sale	38,292	52,800
Net gains on sales of mortgage loans held for sale	(973)	(1,205)
Net realized gain on available for sale securities	(25)	(104)
Net (gain) loss on disposal of premises and equipment	41	2
Net (gain) loss on sale of foreclosed assets	(10)	38
Stock-based compensation	842	1,077
Decrease in other assets	242	229
Decrease (increase) in other liabilities	(1,667)	3,090
Net cash provided by operating activities	817	7,579
Investing Activities
Purchases of other investments	0	(3,486)
Proceeds from maturities of other investments	3,486	0
Purchases of securities available for sale	(21,473)	(16,696)
Proceeds from call/maturities and repayments of securities available-for-sale	23,873	36,457
Proceeds from sales of securities available for sale	1,864	4,856
Net increase in loans	(23,434)	(29,285)
Purchase of premises and equipment	(570)	(251)
Proceeds from sale of other real estate owned	140	918
Net cash used in investing activities	(16,114)	(7,487)
Financing Activities
Net increase in demand deposits, money market, checking and savings accounts	21,882	11,408
Net decrease in time deposits	(8,802)	(8,144)
Decrease in repurchase agreements and other short-term borrowings	(2,039)	(668)
Proceeds from short-term borrowings	10,500	0
Cash paid for dividends	(923)	(983)
Stock repurchased/retired - repurchase program	(2,923)	(5,782)
Cash received upon exercise of employee stock options	570	0
Net cash provided (used in) by financing activities	18,265	(4,169)
Increase in Cash and Cash Equivalents	2,968	(4,077)
Cash and Cash Equivalents, Beginning of Period	7,788	11,865
Cash and Cash Equivalents, End of Period	10,756	7,788
Supplemental Cash Flow Information
Interest paid	3,963	5,141
Income taxes paid (net of refunds)	2,204	144
Other real estate owned acquired through foreclosure of real estate loans	$ 1,391	$ 115